Accounting Standards	12 Months Ended
Dec. 31, 2025
Accounting Standards Update and Change in Accounting Principle [Abstract]
ACCOUNTING STANDARDS
3.  ACCOUNTING STANDARDS
ACCOUNTING CHANGES
Income Tax Disclosures
In December 2023, the FASB issued ASU
No. 2023-09,
“Income Taxes (Topic 740): Improvements to Income Tax Disclosures”, which requires companies to disclose, among other items, specific categories in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. The Company adopted the amendments of this ASU prospectively for the year ended December 31, 2025. Refer to Note 13, Income Taxes for further information.
FUTURE ACCOUNTING STANDARDS
Disaggregation of Income Statement Expenses
In November 2024, the FASB issued ASU
No. 2024-03,
“Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses”, which requires detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, and amortization) in commonly presented expense captions (such as cost of sales and SG&A). The ASU is effective for fiscal years beginning after December 15, 2026 and for interim periods beginning after December 15, 2027. The ASU may be applied on either a prospective or retrospective basis. The Company is evaluating the impact of this amendment on the related financial statement disclosures.
Hedge Accounting
In November 2025, the FASB issued ASU
No. 2025-09,
“Derivatives and Hedging (Topic 815): Hedge Accounting Improvements”, which amends the guidance on hedging a group of forecasted transactions which share a similar risk exposure, expands hedge accounting for forecasted purchases and sales of nonfinancial assets, and eliminates recognition and presentation mismatches in dual hedge arrangements involving foreign-currency-denominated debt. The ASU is effective for fiscal years beginning after December 15, 2026 and interim periods within those fiscal years. The ASU shall be applied on a prospective basis. The Company is evaluating the impact of this amendment on the financial statements.
Accounting for
Internal-Use
Software
In September 2025, the FASB issued ASU
No. 2025-06,
“Intangibles—Goodwill and
Other—Internal-Use
Software (Subtopic
350-40):
Targeted Improvements to the Accounting for
Internal-Use
Software”, which amends the timing for the capitalization of eligible internal-use
software costs. Under the new guidance, software costs are required to be capitalized when management has authorized and committed to funding the software project, and it is probable that the project will be completed and the software will be used to perform the function intended. The ASU is effective for fiscal years beginning after December 15, 2027 and interim periods within those fiscal years. The ASU may be applied on a prospective, retrospective, or modified basis. The Company is evaluating the impact of this amendment on the financial statements.
Accounting for Government Grants
In December 2025, the FASB issued ASU
No. 2025-10,
“Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities”, which establishes authoritative guidance on the accounting for government grants, including a grant related to an asset and a grant related to income. The ASU is effective for fiscal years beginning after December 15, 2028 and interim periods within those fiscal years. The ASU may be applied on a modified prospective, modified retrospective, or retrospective basis. The Company is evaluating the impact of this amendment on the financial statements.